Bank acceptance notes payable	12 Months Ended
Sep. 30, 2020
Bank acceptance notes payable
Bank acceptance notes payable

Note 9 – Bank acceptance notes payable

On June 15, 2020, the Company issued RMB22 million (equivalent of approximately $3.23 million) bank acceptance notes to its suppliers facilitated by Hangzhou United Bank for one year, with the maturity date of June 15, 2021. The Company incurred fees of RMB11,000 (equivalent of $1,620) related to the issuance of these bank acceptance notes.

These bank acceptance notes are secured by restricted cash of RMB11 million (equivalent of approximately $1.62 million) and is also secured by the real property and land use right owned by Xinyang Wang, the 100% shareholder of Nongyuan Network.